Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Fidelity Newbury Street Trust
Prospectus Date	rr_ProspectusDate	Dec. 30, 2014
Retail | Treasury Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	fnst_SupplementTextBlock	Supplement to
Fidelity® Cash Management Funds Treasury Fund
March 31, 2015
As Revised April 6, 2015
Prospectus

The following information supplements information found in the "Fund Summary" section under the heading "Principal Investment Risks" on page 4.

The fund will not impose a fee upon the sale of your shares, nor temporarily suspend your ability to sell shares if the fund's weekly liquid assets fall below 30% of its total assets because of market conditions or other factors.